UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549
                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Cutler Investment Counsel, LLC
Address:	525 Bigham Knoll
		Jacksonville, OR  97530

13F File number:

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting manager:

Name:	Carol S. Fischer
Title:	Chief Operating Officer
Phone:	541-770-9000
Signature, Place, and Date of Signing

     /s/ Carol S. Fischer     Medford, OR     January 26, 2011

Report Type (Check only one.):
[X]	13F Holdings Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of other Managers Reporting for this Manager:  NONE

I am signing this report as required by the Securities Exchange Act of 1934.

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   46

FORM 13F INFORMATION TABLE VALUE TOTAL:   $110,432,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMER EXPRESS                   COM              025816109     3025    70473 SH       SOLE                    69618
ARCHER-DANIELS-MID             COM              039483102     2261    75174 SH       SOLE                    74304
AT&T INC                       COM              00206R102     2371    80697 SH       SOLE                    79807
BECTON DICKINSON               COM              075887109     2394    28319 SH       SOLE                    27989
BRISTOL MYERS SQUIBB CO        COM              110122108     2390    90266 SH       SOLE                    89186
CATERPILLAR INC                COM              149123101     3811    40693 SH       SOLE                    40193
CHEVRON CORP                   COM              166764100     3390    37153 SH       SOLE                    36753
CHUBB CORP COM                 COM              171232101     2756    46216 SH       SOLE                    45666
CONOCOPHILLIPS                 COM              20825C104     2562    37623 SH       SOLE                    37193
CONSOLIDATED EDISON COM        COM              209115104     3018    60890 SH       SOLE                    60140
DU PONT E I DE NEMOURS COM     COM              263534109     3563    71440 SH       SOLE                    70490
EMERSON ELECTRIC               COM              291011104     2850    49854 SH       SOLE                    49264
EXXON MOBIL CORP               COM              30231G102     3268    44690 SH       SOLE                    44285
HALLIBURTON                    COM              406216101     3433    84073 SH       SOLE                    82983
HOME DEPOT, INC.               COM              437076102     2273    64829 SH       SOLE                    63989
HONEYWELL INTL INC COM         COM              438516106     2333    43895 SH       SOLE                    43325
HUDSON CITY BANCORP COM        COM              443683107     2153   169032 SH       SOLE                   166892
INTEL CORP                     COM              458140100     2282   108488 SH       SOLE                   107163
INTERNATIONAL BUS MACH COM     COM              459200101     3536    24095 SH       SOLE                    23785
JOHNSON & JOHNSON              COM              478160104     2379    38466 SH       SOLE                    38006
KIMBERLY CLARK                 COM              494368103     2012    31914 SH       SOLE                    31504
MERCK & CO INC COM             COM              58933Y105     2224    61716 SH       SOLE                    61016
MONSANTO CO NEW COM            COM              61166W101     1518    21797 SH       SOLE                    21797
NATIONAL FUEL GAS              COM              636180101     3774    57514 SH       SOLE                    56814
NORDSTROM                      COM              655664100     2824    66637 SH       SOLE                    65847
NORFOLK SOUTHERN CORP COM      COM              655844108      207     3300 SH       SOLE                     3300
NUCOR CORP COM                 COM              670346105     1965    44834 SH       SOLE                    44299
PEPSICO INC                    COM              713448108     2445    37426 SH       SOLE                    36986
PFIZER INC                     COM              717081103      204    11672 SH       SOLE                    11672
PNC FINL SVCS GROUP COM        COM              693475105      291     4800 SH       SOLE                     4800
PUBLIC SVC ENTERPRISE COM      COM              744573106      202     6360 SH       SOLE                     6360
SYSCO CORP                     COM              871829107     1964    66794 SH       SOLE                    65834
TEXAS INSTRUMENTS              COM              882508104     3411   104965 SH       SOLE                   103665
UNION PACIFIC                  COM              907818108     3001    32383 SH       SOLE                    31963
UNITED TECHNOLOGIES            COM              913017109     3051    38753 SH       SOLE                    38293
VERIZON COMMUNICATIONS INC     COM              92343V104     2699    75425 SH       SOLE                    74570
ISHARES TR BARCLYS TIPS BD     OTHER            464287176     2269    21101 SH       SOLE                    20941
ISHARES TR HIGH YLD CORP       OTHER            464288513     1378    15258 SH       SOLE                    15258
VANGUARD BD INDEX FD SHORT TRM OTHER            921937827     1772    22029 SH       SOLE                    21814
VANGUARD BD INDEX FD TOTAL BND OTHER            921937835     1970    24546 SH       SOLE                    24331
VANGUARD INDEX FDS MID CAP ETF OTHER            922908629     1945    26125 SH       SOLE                    26125
VANGUARD INDEX FDS REIT ETF    OTHER            922908553     1360    24559 SH       SOLE                    24334
WISDOMTREE TRUST EARNING 500 F OTHER            97717W588     3909    90205 SH       SOLE                    89795
WISDOMTREE TRUST EMRG MKT HGHY OTHER            97717W315     2712    45430 SH       SOLE                    45430
WISDOMTREE TRUST INTL LRGCAP D OTHER            97717W794     4133    90849 SH       SOLE                    90564
WISDOMTREE TRUST SMLCAP EARN F OTHER            97717W562     1142    21990 SH       SOLE                    21990